Inventories (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Schedule of Inventory Components

	September 30, 2016	December 31, 2015
Finished goods	$175	$139
Work-in-process	184	171
Bauxite and alumina	401	445
Purchased raw materials	301	295
Operating supplies	131	122

	$1,192	$1,172

December 31,	2015	2014
Finished goods	$139	$231
Work-in-process	171	241
Bauxite and alumina	445	578
Purchased raw materials	295	318
Operating supplies	122	133

	$1,172	$1,501